Form N-1A Supplement	Mar. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TWEEDY, BROWNE FUND INC.
TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND
Supplement dated March 27, 2026
to the Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”) each dated July 29, 2025 as may be supplemented from time to time
Tweedy, Browne Company LLC, the investment adviser (the “Adviser”) of the Tweedy, Browne Worldwide High Dividend Yield Value Fund (the “Fund”, a series of Tweedy, Browne Fund Inc.) has recommended and the Board of Directors of the Fund has approved a change to the Fund’s name, as described below. The Adviser currently anticipates that the name change will be effective on May 27, 2026 (the “Effective Date”). The name change is accompanied by certain strategy revisions as described below.
On the Effective Date, the Fund’s Prospectus and SAI will be revised as follows:
1.	All references in the Fund’s Prospectus and SAI to “Tweedy, Browne Worldwide High Dividend Yield Value Fund” will be deleted and replaced with “Tweedy, Browne . Buybacks . Dividends + Value Fund”.
2.	The section of the Fund’s Prospectus titled “Principal Investment Strategies” is hereby deleted and replaced in its entirety with the section below:
Principal Investment Strategies
The Fund invests primarily in U.S. and foreign equity securities that have a buyback yield, which is the percentage reduction in the company’s shares outstanding, or a dividend yield, or both, and also appear to be undervalued – including undervaluation based on proprietary combinations of various numerical investment characteristics, a value score, and qualitative assessments.
In addition to the return provided by a dividend yield, share buybacks at attractive prices may offer the prospect of enhancing per share valuations and future returns for shareholders who continue to remain as owners of the particular companies that engage in such “shareholder friendly” actions. Share buybacks may also signal management’s belief that the particular company’s shares are undervalued. In some instances, corporate insiders may be purchasing their own company’s shares, which the Adviser believes may also signal an insider’s belief that the particular company’s shares are undervalued.
The Fund’s investments may include securities that the Adviser believes have attractive shareholder yields at the time of purchase. “Shareholder yield” is the sum of a company’s dividend yield, its “buyback yield” (when a company buys back shares, remaining shareholders may benefit, as their proportionate ownership of the company increases), and its “net debt paydown yield” (prudent reductions in outstanding debt can increase the value of each share of the company).
The Adviser seeks to construct a diversified portfolio of stocks from a variety of industries and countries, including emerging market countries. While the Fund is likely to have a substantial portion of its assets invested in US companies, country allocations will ultimately be dependent on the buybacks and/or dividends plus value opportunity set available to the Adviser. Please see Foreign Securities Risk outlined in the Prospectus. Value investing seeks to uncover stocks whose current market prices are at discounts (that is, undervalued) to the Adviser’s estimate of their true or intrinsic value.
The Fund’s value investment style derives from the work of the late Benjamin Graham, who is widely considered to be the father of the value investing approach. Most investments in the Fund’s portfolio at the time of initial purchase have one or more of the following investment characteristics:
›	low price‑to‑sales ratio as compared to other companies in the same industry;
›
low ratio of enterprise value (the sum of the market value of the company’s shares plus interest-bearing debt, ~~and~~ preferred stock and minority interest, net of cash and cash equivalents) to EBITA (earnings before deduction of interest, taxes, and amortization), EBITDA (earnings before deduction of interest, taxes, depreciation and amortization), or after‑tax EBITA;

›	low stock price in relation to book value;
›	low price‑to‑earnings ratio;
›	low price‑to‑cash‑flow ratio;
›	above-average dividend yield;
›	low financial leverage;
›	high returns on invested capital;
›	purchases of a company’s own stock by the company’s officers and directors;
›	company share repurchases;
›	a stock price that has declined significantly from its previous high price; and/or
›	small market capitalization.
The Fund has chosen generally not to hedge its perceived foreign currency exposure back into the U.S. dollar. The Fund is designed for long-term investors who wish to focus their investment exposure for the most part on equity securities that have a buyback yield, dividend yield or both and that are economically linked to the stock markets of the U.S. and of foreign developed countries. It is also intended for investors who prefer generally not to have their non‑U.S. currency exposure hedged back into the U.S. dollar. The Fund is not appropriate for investors primarily seeking current income.
3.	The risk factor “Smaller Capitalization Companies Risk.” in the section of the Fund’s Prospectus titled “Principal Risks” is hereby deleted and replaced in its entirety with the risk factor below:
Principal Risks
Smaller Capitalization Companies Risk. The Fund may invest in mid‑, small- and micro‑cap companies. Mid‑, small- and micro‑cap companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, limited product lines, greater dependence on a few customers or a few key personnel and similar factors that can make their business and stock market performance susceptible to greater fluctuation and volatility. As a result, the purchase or sale of more than a limited number of shares of a smaller capitalization company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. In addition, smaller capitalization company stocks may not be well known to the investing public. These risks are more pronounced for micro‑cap companies. In general, the Adviser’s investment philosophy and selection process favor companies that do not have capital structures that would be considered to be “highly leveraged” for a company in the same field.

TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TWEEDY, BROWNE FUND INC.
TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND
Supplement dated March 27, 2026
to the Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”) each dated July 29, 2025 as may be supplemented from time to time
Tweedy, Browne Company LLC, the investment adviser (the “Adviser”) of the Tweedy, Browne Worldwide High Dividend Yield Value Fund (the “Fund”, a series of Tweedy, Browne Fund Inc.) has recommended and the Board of Directors of the Fund has approved a change to the Fund’s name, as described below. The Adviser currently anticipates that the name change will be effective on May 27, 2026 (the “Effective Date”). The name change is accompanied by certain strategy revisions as described below.
On the Effective Date, the Fund’s Prospectus and SAI will be revised as follows:
1.	All references in the Fund’s Prospectus and SAI to “Tweedy, Browne Worldwide High Dividend Yield Value Fund” will be deleted and replaced with “Tweedy, Browne . Buybacks . Dividends + Value Fund”.
2.	The section of the Fund’s Prospectus titled “Principal Investment Strategies” is hereby deleted and replaced in its entirety with the section below:
Principal Investment Strategies
The Fund invests primarily in U.S. and foreign equity securities that have a buyback yield, which is the percentage reduction in the company’s shares outstanding, or a dividend yield, or both, and also appear to be undervalued – including undervaluation based on proprietary combinations of various numerical investment characteristics, a value score, and qualitative assessments.
In addition to the return provided by a dividend yield, share buybacks at attractive prices may offer the prospect of enhancing per share valuations and future returns for shareholders who continue to remain as owners of the particular companies that engage in such “shareholder friendly” actions. Share buybacks may also signal management’s belief that the particular company’s shares are undervalued. In some instances, corporate insiders may be purchasing their own company’s shares, which the Adviser believes may also signal an insider’s belief that the particular company’s shares are undervalued.
The Fund’s investments may include securities that the Adviser believes have attractive shareholder yields at the time of purchase. “Shareholder yield” is the sum of a company’s dividend yield, its “buyback yield” (when a company buys back shares, remaining shareholders may benefit, as their proportionate ownership of the company increases), and its “net debt paydown yield” (prudent reductions in outstanding debt can increase the value of each share of the company).
The Adviser seeks to construct a diversified portfolio of stocks from a variety of industries and countries, including emerging market countries. While the Fund is likely to have a substantial portion of its assets invested in US companies, country allocations will ultimately be dependent on the buybacks and/or dividends plus value opportunity set available to the Adviser. Please see Foreign Securities Risk outlined in the Prospectus. Value investing seeks to uncover stocks whose current market prices are at discounts (that is, undervalued) to the Adviser’s estimate of their true or intrinsic value.
The Fund’s value investment style derives from the work of the late Benjamin Graham, who is widely considered to be the father of the value investing approach. Most investments in the Fund’s portfolio at the time of initial purchase have one or more of the following investment characteristics:
›	low price‑to‑sales ratio as compared to other companies in the same industry;
›
low ratio of enterprise value (the sum of the market value of the company’s shares plus interest-bearing debt, ~~and~~ preferred stock and minority interest, net of cash and cash equivalents) to EBITA (earnings before deduction of interest, taxes, and amortization), EBITDA (earnings before deduction of interest, taxes, depreciation and amortization), or after‑tax EBITA;

›	low stock price in relation to book value;
›	low price‑to‑earnings ratio;
›	low price‑to‑cash‑flow ratio;
›	above-average dividend yield;
›	low financial leverage;
›	high returns on invested capital;
›	purchases of a company’s own stock by the company’s officers and directors;
›	company share repurchases;
›	a stock price that has declined significantly from its previous high price; and/or
›	small market capitalization.
The Fund has chosen generally not to hedge its perceived foreign currency exposure back into the U.S. dollar. The Fund is designed for long-term investors who wish to focus their investment exposure for the most part on equity securities that have a buyback yield, dividend yield or both and that are economically linked to the stock markets of the U.S. and of foreign developed countries. It is also intended for investors who prefer generally not to have their non‑U.S. currency exposure hedged back into the U.S. dollar. The Fund is not appropriate for investors primarily seeking current income.
3.	The risk factor “Smaller Capitalization Companies Risk.” in the section of the Fund’s Prospectus titled “Principal Risks” is hereby deleted and replaced in its entirety with the risk factor below:
Principal Risks
Smaller Capitalization Companies Risk. The Fund may invest in mid‑, small- and micro‑cap companies. Mid‑, small- and micro‑cap companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, limited product lines, greater dependence on a few customers or a few key personnel and similar factors that can make their business and stock market performance susceptible to greater fluctuation and volatility. As a result, the purchase or sale of more than a limited number of shares of a smaller capitalization company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. In addition, smaller capitalization company stocks may not be well known to the investing public. These risks are more pronounced for micro‑cap companies. In general, the Adviser’s investment philosophy and selection process favor companies that do not have capital structures that would be considered to be “highly leveraged” for a company in the same field.